Goodwill and Other Intangible Assets - Critical Values (Detail: Text Values)	Dec. 31, 2017 EUR (€)
GTB, GCM & CF [Member]
Critical Values [Line Items]
Recoverable amounts exceedance of the respective carrying amounts, percent	18.00%
Recoverable amounts exceedance of the respective carrying amounts in EUR	€ 2,500,000,000
WM [Member]
Critical Values [Line Items]
Recoverable amounts exceedance of the respective carrying amounts, percent	18.00%
Recoverable amounts exceedance of the respective carrying amounts in EUR	€ 500,000,000